Fair Value of Derivatives and Financial Instruments (Textual) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative
Preferred Stock, Redemption Price Per Share	$ 50.00
Net liability position
Derivative
Credit risk related contingent features termination value	$ 1.6
Designated as Hedging Instrument | Interest Expense
Derivative
Change in fair value of interest rate derivatives included in AOCI and expected to be reclassified in the next 12 months	$ 0.9
Parent Company [Member]
Derivative
Preferred Stock, Shares Issued	867,846	867,846